Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Nature of Business

Nature of Business – SharpLink Gaming Ltd. (the “Company” or “SharpLink”, formerly Mer Telemanagement Services or “MTS”) is an Israeli-based multi-national corporation. The Company is comprised of four operating segments: Affiliate Marketing Services – United States, Sports Gaming Client Services, Enterprise Telecom Expense Management (“TEM”) and Affiliate Marketing Services – International. On July 26, 2021, SharpLink, Inc. completed its merger with Mer Telemanagement Solutions Ltd. (the “MTS Merger”), which changed its name to SharpLink Gaming Ltd. and commenced trading on NASDAQ under the ticker symbol “SBET.” As a result of the MTS Merger, SharpLink, Inc. shareholders own 86% of the Company, on a fully diluted and as-converted basis, and has majority of the voting shares. Additionally, immediately following the closing of the MTS Merger, legacy MTS directors and officers agreed to resign, pursuant to the Merger Agreement. SharpLink, Inc.’s executives became officers of the Company and new members were appointed to the board of directors. The MTS Merger represents a reverse acquisition in which SharpLink, Inc. is the accounting acquirer and legacy MTS is the accounting acquiree. The Company applied the acquisition method of accounting to the identifiable assets and liabilities of legacy MTS, which were measured at estimated fair value as of the date of the business combination. Results of operations for legacy MTS are included in the consolidated statement of operations from the acquisition date through December 31, 2021.

Principles of Consolidation

Principles of Consolidation – The accompanying consolidated financial statements include the accounts of SharpLink Gaming Ltd. and its wholly owned subsidiaries. All intercompany accounts and transactions between consolidated subsidiaries have been eliminated in consolidation.

Reclassifications

Reclassifications – Certain reclassifications were made to the consolidated statement of operations for the years ended December 31, 2020 and 2019 to conform to the 2021 method of presentation. These reclassifications had no effect on reported revenues, operating loss, net loss from continuing operations and net loss.

Functional Currency

Functional Currency – The functional and reporting currency of the Company is the U.S. dollar. Monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification (ASC) 830, Foreign Currency Matters. Changes in currency exchange rates between the Company’s functional currency and the currency in which a transaction is denominated are included in the Company’s results of operations as other income and expense in the period in which the currency exchange rates change.

Purchase Accounting

Purchase Accounting – The purchase price of an acquired business is generally allocated to the assets acquired and liabilities assumed at their estimated fair values on the date of acquisition. Any unallocated purchase price amount is recognized as goodwill on the consolidated balance sheet if it exceeds the estimated fair value and as a bargain purchase gain on the consolidated statement of operations if it is below the estimated fair value. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment, and the utilization of independent valuation experts as well as the use of significant estimates and assumptions with respect to the timing and amounts of future cash inflows and outflows, discount rates, market prices and asset lives, among other items. The judgments made in the determination of the estimated fair value assigned to the assets acquired and liabilities assumed, as well as the estimated useful life of each asset and the duration of each liability, can materially impact the financial statements in periods after acquisition, such as through depreciation and amortization expense. Acquisition-related costs are expensed as incurred and changes in deferred tax asset valuation allowances and income tax uncertainties after the measurement period are recorded in Provision for Income Taxes.

STI Common Control Merger

STI Common Control Merger – On November 1, 2020, the Company entered into a Contribution Agreement with an Affiliate that contributed certain assets and liabilities to the Affiliate’s newly formed, wholly owned subsidiary, Sports Technologies, LLC (STI). Following this contribution, STI merged into the Company’s wholly owned subsidiary, ST Acquisitions, LLC, in a reverse triangular merger under which STI remains as the surviving subsidiary to the Company. As consideration in exchange for the merger, the Company issued 5,422,342 ordinary shares to Affiliate. The assets and liabilities contributed to STI previously operated as a division of the Affiliate. On the date of the merger, the Affiliate was a majority shareholder of SharpLink, Inc. The Company has accounted for the operations of STI beginning January 1, 2019, due to the common control nature of the merger.

Discontinued operations

Discontinued operations – Prior to the acquisition of MTS, the acquiree discontinued the operations of TABS Brazil Ltda. and Vexigo Ltd. The results of operations for discontinued operations are aggregated into a single line in the consolidated statements of operations for all periods presented.

Restricted cash	Restricted cash – Restricted cash is a deposit account which is held by the Company on behalf of Company’s customers.
Concentrations of credit risk

Concentrations of credit risk – Cash and restricted cash are deposited with major banks in the United States, Israel and Hong Kong. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company’s cash and restricted cash are institutions that have not experienced losses.

The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

Accounts receivable

Accounts receivable – The Company’s policy for estimating the allowance for credit losses on accounts receivables considers several factors including historical loss experience, the age of delinquent receivable balances due, and economic conditions. Specific customer reserves are made during review of significant outstanding balances due, in which customer creditworthiness and current economic trends may indicate that it is probable the receivable will not be recovered. Accounts receivables are written off after collection efforts occur and the receivable is deemed uncollectible. Adjustments to the allowance for credit losses are recorded in selling, general and administrative expense. Allowance for credit losses as of December 31, 2021 and 2020, were $141,410 and $0, respectively. During the years ended December 31, 2021, 2020 and 2019, no amount of the allowance for credit losses balance was collected.

Investment, cost

Investment, cost – During the year ended December 31, 2021, the Company invested $200,000 in Quintar, Inc. an augmented reality company headquartered in California. This investment provided the Company with 280,903 shares, which equates to an 1.12% ownership interest in Quintar. SharpLink does not exercise significant control over Quintar due to its minority ownership role and the fact that SharpLink does not have a seat on Quintar’s Board of Directors, nor hold any special voting rights. As a result, of the Company’s lack of influence over Quintar and the fact that the valuation of Quintar is not easily determinable (privately held business with few transactions) the Company accounts for the Quintar investment through the cost method of accounting. The Company reviews the investment for impairment at each reporting period based on current conditions. This is informed by Quintar’s operating results and financing activities. No impairment was indicated related to the Quintar investment for the year ended December 31, 2021. There were no investments for the years ended December 31, 2020 and 2019.

Equipment

Equipment – Equipment is recorded at cost. Expenditures for renewals and improvements that significantly add to the productivity capacity or extend the useful life of an asset are capitalized. Expenditures for maintenance and repairs are expensed. When equipment is retired or sold, the cost and related accumulated depreciation are eliminated from the accounts and the resultant gain or loss is reflected in income. Depreciation is provided using the straight-line method, based on useful lives of the assets which ranges from three to seven years. Depreciation expense for the years ended December 31, 2021, 2020 and 2019, was $28,891, $20,331 and $15,952, respectively. Accumulated depreciation as of December 31, 2021 and 2020 was $86,989 and $58,098, respectively.

Leases

Leases – The Company determines if an arrangement is or contains a lease at inception or modification of the arrangement. An arrangement is or contains a lease if there are identified assets and the right to control the use of an identified asset is conveyed for a period of time in exchange for consideration. Control over the use of the identified asset means the lessee has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset.

For a lease with terms greater than 12 months, a right-of-use (ROU) asset and lease liability is recognized based on the present value of the future minimum lease payments over the lease term at commencement date. The initial measurement of the operating lease ROU asset also includes any prepaid lease payments and are reduced by any previously accrued deferred rent. The Company’s operating lease does not provide a readily determinable implicit rate; therefore, the Company uses its incremental borrowing rate to discount the lease payments based on the information available at commencement date. The Company’s operating lease does not include a fixed rental escalation clause. Lease terms include optional renewal periods when it is reasonably certain that such option will be exercised. Lease expense for minimum lease payments is recognized on a straight-line basis over the expected lease term.

Intangible and Long-Lived Assets

Intangible and Long-Lived Assets – Intangible assets consist of internally developed software, customer relationships, and acquired technology and are carried at cost less accumulated amortization. The Company amortizes the cost of identifiable intangible assets on a straight-line basis over the expected period of benefit, which ranges from three to seven years.

Costs associated with internally developed software are expensed as incurred unless they meet generally accepted accounting criteria for deferral and subsequent amortization. Software development costs incurred prior to the application development stage are expensed as incurred. For costs that are capitalized, the subsequent amortization is the straight-line method over the remaining economic life of the product, which is estimated to be five years.

The Company begins amortizing the asset and subsequent enhancements once the software is ready for its intended use. The Company reassesses whether it has met the relevant criteria for deferral and amortization at each reporting date. The Company capitalized $201,436, $292,229 and $173,710 of costs in the development of its software for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company reviews the carrying value of its long-lived assets, including equipment and finite-lived intangible assets, for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimate future cash flows expected to result from its use and eventual disposition. In cases where undiscounted cash flows are less than the carrying value of an asset group, an impairment loss is recognized equal to an amount by which the asset group’s carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of customer loss, obsolescence, demand, competition, and other economic factors. Based on this assessment, no long-lived asset impairment charges were recorded for the years ended December 31, 2021, 2020, and 2019.

Goodwill

Goodwill – The Company evaluates the carrying amount of goodwill annually or more frequently if events or circumstances indicate that the goodwill may be impaired. Factors that could trigger an impairment review include significant underperformance relative to historical or forecasted operating results, a significant decrease in the market value of an asset or significant negative industry or economic trends. The Company completes impairment reviews for its reporting units using a fair-value method based on management’s judgments and assumptions. When performing its annual impairment assessment, the Company evaluates the recoverability of goodwill assigned to each of its reporting units by comparing the estimated fair value of the respective reporting unit to the carrying value, including goodwill. The Company estimates fair value utilizing the income approach and the market approach.

The income approach requires management to make assumptions and estimates for each reporting unit, including projected future operating results, economic projections, anticipated future cash flows, working capital levels, income tax rates, and a weighted-average cost of capital reflecting the specific risk profile of the respective reporting unit. The key assumptions used in the income approach include revenue growth, operating income margin, discount rate and terminal growth rate. These assumptions are the most sensitive and susceptible to change as they require significant management judgment. Discount rates are determined by using market and industry data as well as Company-specific risk factors for each reporting unit. The discount rate utilized for each reporting unit is indicative of the return an investor would expect to receive for investing in such a business.

The market approach estimates fair value using performance multiples of comparable publicly-traded companies. In the event the fair value of a reporting unit is less than the carrying value, including goodwill, an impairment loss is recognized for the difference between the implied fair value and the carrying value of the reporting unit.

During the year ended December 31, 2021, the Company recorded goodwill impairment of $21,722,213 in the Enterprise TEM reporting unit, which is included in the Enterprise TEM operating segment. The Enterprise TEM reporting unit had goodwill of $858,819 and a negative carrying amount of net assets as of December 31, 2021. There is inherent uncertainty included in the assumptions used in goodwill impairment testing. A change to any of the assumptions could lead to a future impairment that could be material. The Company had no goodwill impairment for the years ended December 31, 2020 and 2019.

Severance Pay

Severance Pay – Certain of the Company’s employees in Israel have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”). Pursuant to Section 14, the Company’s employees, covered by this section, are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, which are made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future the severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company’s liability for severance pay is calculated pursuant to the local Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one-month salary for each year of employment or a portion thereof. The Company’s liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of the liability of $366,000 is recorded in other long-term liabilities in the December 31, 2021 consolidated balance sheet. The value of these deposits of $284,000 is recorded in other long-term assets in the December 31, 2021 consolidated balance sheet. No severance liabilities or deposits existed as of December 31, 2020.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Transactions with Affiliate

Transactions with Affiliate – SportsHub Games Network (“Affiliate”) owns approximately 40% of the outstanding ordinary shares of the Company as of December 31, 2021. The Affiliate has historically paid direct expenses incurred by the Company’s subsidiary, STI, which includes salaries and related expense for the employees of STI. The Affiliate collects cash on behalf of the STI’s revenue generating activities. The Company was allocated cost of revenue and selling, general, and administrative expenses totaling $284,625, $2,211,303 and $2,297,723 in the years ended December 31, 2021, 2020 and 2019, respectively, for costs incurred by the Affiliate that were clearly applicable to the current and future revenue producing activities of the Company. Management has allocated these expenses using judgement based on the most reasonable method for the type of expense. Allocation methods were based on headcount, budgeting, salaries expense, and revenue depending on the expense.

Since the merger of STI and SharpLink on November 1, 2020, the Company has generated a payable to the Affiliate for expenses paid on behalf of STI in excess of cash collected by the Affiliate on behalf of STI’s revenue generating activities, which is recorded in Due to Affiliate in the consolidate balance sheets. The excess of revenue collected by the Affiliate over the expenses paid by the Affiliate is recorded as a distribution to the Affiliate. Distribution per share has been excluded from disclosure within the consolidated statement of shareholders’ equity as only the Affiliate received the distribution.

Redeemable Preferred Stock Issued with a Commitment Fee – The Company considers guidance within ASC 470-20, Debt (ASC 470), ASC 480, and ASC 815 when accounting for a redeemable equity instrument issued with a freestanding-instruments (e.g. commitment fee), such as in the December 2020 preferred stock issuance (First Tranche) and the second issuance upon the date the SharpLink stock is listed or quoted on any trading market (Going Public Transaction) (Second Tranche). In circumstances in which redeemable convertible preferred stock is issued with a commitment fee, the proceeds from the issuance of the convertible preferred stock are first allocated to the commitment fee at its full estimated fair value.

The Company accounts for the commitment fee as either equity instrument, liability, or derivative liability in accordance with ASC 480, Distinguishing Liabilities from Equity (ASC 480) and/or ASC 815, Derivatives and Hedging (ASC 815), depending on the specific terms of the agreement. The commitment fee, which required the Company to issue ordinary shares equal to 3% of the Company’s issued and outstanding capital immediately following the Second Tranche, required the Company to transfer a variable number of shares outside of its control, which is classified as a liability. Liability-classified instruments are recorded at their estimated fair values at each reporting period until they are exercised, terminated, reclassified, or otherwise settled. Changes in the estimated fair value of the commitment fee were recorded in Commitment Fee Expense in the consolidated statement of operations for the year ended December 31, 2021. The Commitment Fee Expense was immaterial for the year ended December 31, 2020.

Convertible note

Convertible note – The Company issued $1,882,500 in convertible notes in 2019 to individual shareholders. The convertible notes carried an annual interest rate of 4% and were scheduled to automatically convert into SharpLink, Inc. common stock on January 1, 2020, at $2 per share. All of the notes were redeemed or converted into SharpLink, Inc. common stock in 2019.

Treasury Stock

Treasury Stock – Company shares held as treasury shares are recognized at cost, and as a deduction from equity. Any gain or loss arising from a purchase, sale, issuance or cancellation of treasury shares is recognized directly in equity at the time of such event.

Stock Subscription

Stock Subscription – The Company issued stock subscriptions in December 2019 for 87,142 ordinary shares for $130,532, of which 66,759 shares were issued to a related party. Stock subscriptions were recorded as a current asset at issuance, representing consideration that has not been paid to the Company based on the subscription price agreed to between the shareholder and the Company related to the purchase of shares. The stock subscriptions for 2019 were collected in January 2020. In 2020, the Company issued 3,516 ordinary shares for $5,266 with no stated payment date. Accordingly, these subscriptions were classified as a contra-account to shareholders’ equity. The Company collected the outstanding proceeds from the stock subscription in the year ended December 31, 2021.

Warrants

Warrants – The Company accounts for a warrant as an equity instrument, liability or share-based compensation in accordance with ASC 480, Distinguishing Liabilities from Equity, and/or ASC 718, Compensation – Stock Compensation, depending on the specific terms of the agreement.

In February 2021, the Company issued a warrant in exchange for advisory services, which vested upon the completion of the Going Public Transaction. The warrant was in the scope of ASC 718 and was recognized at its grant date fair value when the performance condition became probable of occurrence, which in the Company’s case was the completion of the Going Public Transaction. The grant date fair value was determined using a Black Scholes option-pricing model.

Through the MTS Merger, the Company assumed 83,334 warrants issued to a contractor who was formerly the Chief Executive Officer of MTS. The warrants were fully vested and recognized at their grant date fair values immediately prior to the consummation of the MTS Merger and have an exercise price of zero. The grant date fair values were determined using Black Scholes option-pricing models. The compensation expense related to these warrants was recognized in the MTS financial results immediately prior to the merger and thus is not included in the SharpLink consolidated statement of operations.

In November 2021, the Company issued warrants concurrent with a sale of ordinary shares to an institutional investor. Based on the terms of the agreements, the warrants were freestanding, equity-linked instruments that represented separate units of account. The Company allocated the value of net proceeds from the offering to the ordinary shares and warrants based on relative fair value on the grant date. The warrants’ grant date fair values were determined using Black Scholes option-pricing models. The value allocated to the warrants was recorded in Additional Paid-In Capital in the consolidated balance sheets.

Revenue

Revenue – The Company’s Affiliate Marketing Services – United States and Sports Gaming Client Services operating segments enter into contracts with customers for the development, hosting, operations, maintenance, and service of games and contests that are hosted by the Company and accessed through the customer’s website or other electronic media. This generally results in revenue from developing, hosting, and maintaining software for customers (cloud-hosted SaaS) or licensing revenue for the development of software.

The Company’s Enterprise TEM operating segment enters into contracts with customers to license the rights to use its software products and to provide maintenance, hosting and managed services, support and training to customers. Certain software licenses require customization. The Company sells its products directly to end-users and indirectly through resellers and operating equipment managers (OEM), who are considered end users.

The Company follows a five-step model to assess each sale to a customer; identify the legally binding contract, identify the performance obligations, determine the transaction price, allocate the transaction price, and determine whether revenue will be recognized at a point in time or over time.

Revenue is recognized upon transfer of control of promised products or services (i.e., performance obligations) to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for promised goods or services. The Affiliate Marketing Services – United States and Sports Gaming Client Services operating segments’ performance obligations are satisfied either over time (cloud-hosted SaaS) or at a point in time (software licenses). Software license revenue is recognized when the customer has access to the license and the right to use and benefit from the license. Other items relating to charges collected from customers include reimbursable expenses. Charges collected from customers as part of the Company’s sales transactions are included in revenues and the associated costs are included in cost of revenues.

The Enterprise TEM operating segment’s performance obligations are satisfied either overtime (cloud-hosted SaaS, managed services and maintenance) or at a point in time (software licenses). Professional services rendered after implementation are recognized as performed. Software license revenue is recognized when the customer has access to the license and the right to use and benefit from the license. Many of the Enterprise TEM operating segment’s agreements include software license bundled with maintenance and supports. The Company allocates the transaction price for each contract to each performance obligation identified in the contract based on the relative standalone selling price (SSP). The Company determines SSP for the purposes of allocating the transaction price to each performance obligation by considering several external and internal factors including, but not limited to, transactions where the specific element sold separately, historical actual pricing practices in accordance with ASC 606. The determination of SSP requires the exercise of judgement. For maintenance and support, the Company determines the SSP based on the price at which the Company sells a renewal contract.

Stock-Based Compensation

Stock-Based Compensation – Stock-based compensation expense reflects the fair value of stock-based awards measured at the grant date and recognized over the relevant vesting period. The Company estimates the fair value of each stock-based award on the measurement date using the Black-Scholes option valuation model which incorporates assumptions as to stock price volatility, the expected life of the options, risk-free interest rate, and dividend yield.

Paycheck Protection Program (PPP) Loan

Paycheck Protection Program (PPP) Loan – The Company was granted a $46,500 loan on April 15, 2020, under the PPP administered by the Small Business Administration (SBA) approved partner. Management determined that the Company was eligible to receive the loan due to the size of the Company, its immediate financial need, and access to other capital resources at the time of the funding. The loan was uncollateralized and fully guaranteed by the Federal government. It carried an interest rate of 1%, payments of $2,478 were scheduled to begin on October 20, 2020, and the loan was scheduled to mature on April 20, 2022. The Company initially recorded a note payable and subsequently recorded forgiveness when the loan obligation was legally released by the SBA on December 7, 2020. The Company may be audited by the SBA for a period of up to six years after the date it was forgiven to determine whether the Company met the qualifications for the loan. The Company recognized $46,500 of loan forgiveness income within other income and expense on the consolidated statement of operations for the year ended December 31, 2020.

Income Taxes

Income Taxes – The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes, under which deferred tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities, net operating losses, and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company uses a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. A tax position is recognized when it is more likely than not that the tax position will be sustained upon examination, including resolution of any related appeals or litigation processes. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority. The standard also provides guidance on derecognition of tax benefits, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure and transition.

Net Loss Per Share

Net Loss Per Share – Basic net loss per share is calculated by dividing net loss available to ordinary shareholders, adjusted for preferred stock discount accretion and dividends accrued on preferred stock, by the weighted-average number of ordinary shares outstanding during the period excluding the effects of any potentially dilutive securities. Diluted net loss per share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional ordinary shares that would have been outstanding if potential ordinary shares had been issued if such additional ordinary shares were dilutive. Since the Company had net losses for all the periods presented, basic and diluted loss per share are the same, and additional potential ordinary shares have been excluded, as their effect would be anti-dilutive.

Fair Value Measurements

Fair Value Measurements – The Company has determined the fair value of certain assets and liabilities in accordance with generally accepted accounting principles, which provides a framework for measuring fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs.

A fair value hierarchy has been established, which prioritizes the valuation inputs into three broad levels. Level 1 inputs consist of quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the related asset or liability. Level 3 inputs are unobservable inputs related to the asset or liability.

Estimates

Estimates – The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements Adopted

New Accounting Pronouncements Adopted

In October 2021, the FASB issued Accounting Standards Update (“ASU”) 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, to address diversity in practice on how an acquirer should recognize and measure revenue contracts acquired in a business combination. ASU 2021-08 requires an acquirer to recognize and measure contract assets acquired and contract liabilities assumed in a business combination in accordance with ASC 606, Revenue from Contracts with Customers. The Company early adopted ASU 2021-08 and applied it for the MTS business combination accounting. The new accounting standard was not applicable to the FourCubed business combination, because it did not have contract assets and liabilities. The adoption of the new accounting standard did not result in a material adjustment to contract liabilities for the acquired entities.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes and includes removal of certain exceptions to the general principles of ASC 740, Income Taxes, and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. ASU 2019-12 is effective for the Company beginning on January 1, 2021. The Company has early adopted this standard as of January 1, 2020, and it did not have a material impact on the Company’s consolidated financial statements or footnote disclosures.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASC 326, Financial Instruments – Credit Losses (Topic 326): Measurements of Credit Losses on Financial Instruments (“ASC 326”), which replaces the existing incurred loss model with a current expected credit loss (“CECL”) model that requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The Company would be required to use a forward looking CECL model for accounts receivables, guarantees, and other financial instruments. The Company will adopt ASC 326 on January 1, 2023 and does not expect ASC 326 to have a material impact on its consolidated financial statements.